Future Accounting Changes	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Future Accounting Changes
4.	FUTURE ACCOUNTING CHANGES
Classification and
measurement of financial instruments (amendments to IFRS 9 and IFRS 7)
In May 2024, the International Accounting Standards Board (“IASB”) issued amendments to the classification and measurement of financial instruments to address matters identified during the post-implementation review of the classification and measurement requirements of
IFRS 9 – Financial Instruments
. These amendments include application guidance on the recognition and derecognition date of certain financial assets and liabilities, application guidance to assess whether a financial asset meets the solely payments of principal and interest criteria, add new disclosure requirements for investments in equity instruments designated at fair value through other comprehensive income and new disclosures for certain instruments with contractual terms that could change cash flows.
The amendments will become effective for the Company’s fiscal year beginning on February 1, 2026. The Company is assessing the potential impact of these amendments.
IFRS 18 – Presentation and disclosure in financial statements
In April 2024, the IASB issued
IFRS 18 – Presentation and Disclosure in Financial Statements
, which will replace
IAS 1 – Presentation of Financial Statements
. The objective of IFRS 18 is to set out requirements for the presentation and disclosure of information in financial statements to help ensure they provide relevant information that faithfully represents an entity’s assets, liabilities, equity, income and expenses. The standard also sets out guidance on classification of the information in the primary financial statements or in the notes.
The amendments will become effective for the Company’s fiscal year beginning on February 1, 2027. The Company is assessing the potential impact of these amendments on its consolidated financial statements.
Other standards or amendments
The IASB has issued other standards or amendments to existing standards that are not expected to have a significant impact on the Company’s consolidated financial statements.